Income Taxes - Loss Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Domestic	$ (94,693)	$ (74,882)
Foreign	(475)	(225)
Loss before income taxes	$ (95,168)	$ (75,107)